Annual Fund Operating Expenses - MetLife Multi-Index Targeted Risk Portfolio - Class B	Apr. 30, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.22%
Expenses (as a percentage of Assets)	0.65%